Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Line Items]
Schedule of Prepayments and Other Assets, Net
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Loans receivable, net (Note (a))	668	—
Security deposits with real estate developers, net (Note(b))	21,905	22,694
Rental and other deposits, net (Note (c))	4,113	3,648
Other receivables (Note (d))	117,395	65,614
Prepayments and other assets, net	144,081	91,956

Schedule of Movement in the Allowance for Credit Losses of Loans Receivable

The following table sets forth the movement in the allowance for credit losses of loans receivable for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	4,766	7
Provision for the period	5,387	—
Receivables written off for the period	(1,987)	(7)
Balance at the end of the period	8,166	—

Schedule of Sets Forth the Aging of Loans Receivable

The following table sets forth the aging of loans receivable as of December 31, 2024 and June 30, 2025:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Within 1 year	675	—
Total loans receivable	675	—

Schedule of Security Deposits with Real Estate Developers, Net	Security deposits with real estate developers, net
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	53,940	54,729
	53,940	54,729
Less: allowance for credit losses	(32,035)	(32,035)
Security deposits with real estate developers, net	21,905	22,694

Schedule of Movement in the Allowance for Credit Losses Security Deposits

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	71,278	32,035
Provision for the period	427	500
Receivables written off for the period	—	(500)
Balance at the end of the period	71,705	32,035

Schedule of Rental and Other Deposits, Net	Rental and other deposits, net
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Rental and other deposits	8,072	7,607
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	4,113	3,648

Schedule of Other Receivables, Net	Other receivables
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Other receivables	137,811	75,117
Less: allowance for credit losses	(20,416)	(9,502)
Other receivables, net	117,395	65,614

Schedule of Allowance for Other Receivables

The following table sets forth the movement in the allowance for credit losses of other receivables for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	—	20,416
Provision for the period	19,009	3,875
Receivables written off for the period	(9)	(14,789)
Balance at the end of the period	—	9,502

Loans Receivable [Member]
Prepayments and Other Assets, Net [Line Items]
Schedule of Loans Receivable, Net	Loans receivable, net
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Unsecured loans	675	—
	675	—
Less: allowance for credit losses	(7)	—
Loans receivable, net	668	—